Fair Value Option Grant Weighted Average Assumptions (Detail) (Stock Options)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Stock Options
Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Assumptions for fair value of options, Risk-free interest rate	0.80%	2.00%	2.30%
Assumptions for fair value of options, Dividend yield	0.00%	0.00%	0.00%
Assumptions for fair value of options, Expected volatility	55.60%	45.90%	53.20%
Assumptions for fair value of options, Expected life of option grant	4 years 9 months 18 days	4 years 9 months 18 days	4 years 8 months 12 days